Stock-Based Compensation - Summary of Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 606,515	$ 14,519	$ 1,259,336	$ 14,637	$ 1,682,565	$ 476	$ 771
Research and Development Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	216,838	22	477,846	40	926,730	79	64
General and Administrative [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 389,677	$ 14,497	$ 781,490	$ 14,597	$ 755,835	$ 397	$ 707